Long-term Borrowings	12 Months Ended
Dec. 31, 2017
Disclosure Of Long Term [Abstract]
Disclosure of other non-current liabilities [text block]
21.	Long-term Borrowings

Bank or agent bank	Durations	December 31, 2017	December 31, 2016
		(in thousands)
Syndicated loans:
Bank of Taiwan and others	From Feb. 2015 to Feb. 2020	$22,704,000	25,800,000
Bank of Taiwan and others	From Apr. 2016 to Apr. 2021	37,500,000	25,000,000
Bank of Taiwan and others	From May 2017 to May 2022	10,000,000	-
Bank of Taiwan and others	From Jan. 2014 to Dec. 2017	-	23,672,000
Bank of Taiwan and others	From Feb. 2013 to Mar. 2017	-	7,596,757
First Commercial Bank and others	From Feb. 2016 to Feb. 2019	2,395,868	3,000,000
Standard Chartered Bank and others	From Sep. 2014 to Jun. 2017	-	2,358,776
Bank of China and others	From Nov. 2015 to Nov. 2023	27,800,680	21,216,394
Unsecured loans	From Apr. 2012 to Apr. 2022	10,203,390	16,005,955
Mortgage loans	From Apr. 2016 to Apr. 2032	441,035	95,727
		111,044,973	124,745,609
Less: transaction costs		(436,963)	(482,989)
		110,608,010	124,262,620
Less: current portion		(8,155,234)	(18,074,627)
		$102,452,776	106,187,993
Unused credit facility		$37,220,839	43,228,323
Interest rate range		1.25%~ 5.16%	1.09%~ 4.90%

The Company entered into the aforementioned long-term loan arrangements with banks and financial institutions to finance capital expenditures for purchase of machinery and equipment, and to fulfill working capital, as well as to repay the matured debts. A commitment fee is negotiated with the leading banks of syndicated loans, and is calculated based on the committed-to-withdraw but unused balance, if any. No commitment fees were paid for the year ended December 31, 2017.

These credit facilities contain covenants that require the Company to maintain certain financial ratios, calculating based on the Company’s annual consolidated financial statements prepared in accordance with Taiwan Financial Reporting Standards, such as current ratio (defined as current assets divided by current liabilities excluding (a) current portion of long-term debt or (b) current portion of long-term debt and equipment and construction payable), leverage ratio (calculated as the sum of short-term borrowings plus current portion of long-term debt and long-term debt to consolidated tangible net worth), interest coverage ratio, tangible net worth and others as specified in the loan agreements.

As of December 31, 2017 and 2016, the Company complied with all financial covenants under each of the loan agreements.

The reconciliation of liabilities to cash flows arising from financing activities was as follows:

			Non-cash changes
	January 1, 2017	Cash flows	Changes in exchange rate	Effect of change in consolidated entities	Amortization on transaction costs	December 31, 2017
	(in thousands)
Short-term borrowings	$526,723	2,903,927	(6,274)	-	-	3,424,376
Long-term borrowings	124,262,620	(12,571,198)	(1,142,980)	(84,187)	143,755	110,608,010
Guarantee deposits received	838,263	(34,654)	34,873	-	-	838,482
Total liabilities from financing activities	$125,627,606	(9,701,925)	(1,114,381)	(84,187)	143,755	114,870,868

Refer to note 36 for detailed information of exposures to interest rate, currency, and liquidity risk. Refer to note 39 for assets pledged as collateral to secure the aforementioned long-term borrowings.